Document and Entity Information	Aug. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2023
Entity File Number	001-40612
Entity Registrant Name	PB Bankshares, Inc.
Entity Central Index Key	0001849670
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	86-3947794
Entity Address, Address Line One	185 East Lincoln Highway
Entity Address, City or Town	Coatesville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19320
City Area Code	610
Local Phone Number	384-8282
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	PBBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false